Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Director and Officers [Member] | Accounts payable and accrued liabilities [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 400		$ 300
Director [Member]
Related Party Transaction [Line Items]
Marketing services expense	82	$ 64
Director [Member] | Accounts payable and accrued liabilities [Member]
Related Party Transaction [Line Items]
Amounts of transaction	0		$ 0
Key management personnel and directors [Member]
Related Party Transaction [Line Items]
Salaries and wages expense	400	300
Share-based payments	$ 3,000	$ 300